Strategic Investment in Prismo Metals Inc. and Intangible Asset	12 Months Ended
Apr. 30, 2024
Intangible assets and goodwill [abstract]
Strategic Investment in Prismo Metals Inc. and Intangible Asset [Text Block]

6. Strategic Investment in Prismo Metals Inc. and Intangible Asset

On December 16, 2022, the Company entered a strategic investment with Prismo Metals Inc. ("Prismo"). Prismo is trading on the Canadian Securities Exchange under the symbol "PRIZ". The Company finalized its strategic investment in Prismo on January 6, 2023 ("Closing Date").

Pursuant to the strategic investment, the Company acquired (i) a right of first refusal ("ROFR") to purchase the Palos Verdes project from Prismo, which will remain valid until January 6, 2027, four years from the Closing Date, and (ii) 4,000,000 units of Prismo ("Prismo Units").

ROFR in this context refer to the obligation of Prismo to notify the Company of any written offers received from third parties to purchase any portion of the Palos Verdes Properties (referred to as the "Offered Interest"). The Company reserves the right to purchase the Offered Interest at the same price and under the same conditions within a 45-day window. If the Company declines or fails to respond, Prismo is permitted to sell to the third party after laps of 90 days, and the Company's rights expire after four years, unless its percentage of ownership is below 8%. The Company's ROFR persists through any changes of control of Prismo.

The Company acquired 4,000,000 Prismo Units, each Prismo Unit consists of one common share of Prismo (a "Prismo Share") and one-half of one common share purchase warrant (a "Prismo Warrant"). Each Prismo Warrant entitles the Company to purchase one additional Prismo Share for a period of two years from the closing date at a price of $0.75. The Prismo shares are subject to a statutory hold period of four months and one day, and a voluntary escrow period of 24 months with 25% of the securities released every six months. The Prismo Units were fair valued at $1,413,225.

The valuation of Prismo shares follows a level 2 fair value measurement. The share price is derived from the market price on the Closing Date of $0.48, with consideration for the lack of marketability. The DLOM rate used is provided below.

The consideration for the strategic investment consisted of a cash payment of $500,000 (paid) and 1,000,000 common shares of the Company. The consideration shares are subject to a statutory hold period of four months and one day, and a voluntary escrow period of 24 months with 25% of the securities released every six months. The shares were fair valued at $1,357,155.

The fair value of Vizsla shares is determined using a level 2 fair value measurement. The share price is based on the market price on the Closing Date of $1.62, after factoring in the lack of marketability. The applicable DLOM rate is provided below.

As at Jan 6, 2023	DLOM
Date	Vizsla	Prismo
06-Jul-23	10.6%	21.3%
06-Jan-24	15.9%	28.1%
06-Jul-24	18.0%	30.1%
06-Jan-25	20.4%	31.4%

An intangible asset with a fair value of $443,930 was recognized for the difference between the fair value of the Prismo Units and Vizsla shares, as well as the cash paid as consideration. Due to the lack of evidence of future economic benefits, the Company wrote off the intangible asset as impairment loss in the year ended April 30, 2023. The continuity of the intangible asset is below:

	Right of first refusal	Total
Cost	$	$
Balance - April 30, 2022	-	-
Additions	443,930	443,930
Write off as impairment loss	(443,930)	(443,930)
Balance - April 30, 2023, and April 30, 2024	-	-

In connection with the strategic investment, Prismo and the Company have agreed to form a technical committee to pursue district-scale exploration of the Panuco silver-gold district.

Immediately prior to the closing of the strategic investment, the Company did not beneficially own, directly or indirectly, or exercise control or direction over, any Prismo Shares or any securities convertible into or exercisable for Prismo Shares. Immediately following the closing of the strategic investment, the Company owns 4,000,000 Prismo Shares and 2,000,000 Prismo Warrants, representing 10.08% of the issued and outstanding Prismo Shares on a non-diluted basis and 14.4% of the Prismo Shares on a partially diluted basis. As of April 30, 2024, 2 million Prismo shares have been released from the voluntary hold.

As the Company has no common management or directors, it does not have significant influence. As such, the Prismo Units have been recognised as investment and measured at fair value through profit or loss. The change in the fair value during the year ended April 30, 2024, was $691,704 (April 30, 2023: $116,127) and recorded in other loss. The continuity schedule of the investment is below:

Strategic Investment
$
Balance - April 30, 2022	-
Additions	1,413,225
Gain (loss) from fair value adjustment	(116,127)
Fair value - April 30, 2023	1,297,098
Gain (loss) from fair value adjustment	(691,704)
Fair value - April 30, 2024	605,394

Prismo shares are fair valued using the discount for lack of marketability ("DLOM") method. DLOM is based on the risk arising from the restricted holding period and voluntary escrow. The valuation of Prismo shares follows a level 2 fair value measurement. The share price is derived from the market price on the period-end date, April 30, 2024, of $0.145 (April 30, 2023: $0.335), with consideration for the lack of marketability. The DLOM rate used is provided below:

	April 30, 2024	April 30, 2023
Date	DLOM	DLOM
06-Jul-23	Issued	8.90%
06-Jan-24	Issued	22.10%
06-Jul-24	10.87%	27.50%
06-Jan-25	19.90%	30.00%

The fair value of the Prismo warrants granted was calculated as of the year-end date using the Black-Scholes option pricing model with the following assumptions:

	April 30, 2024	April 30, 2023
Risk Free Interest Rate	4.45%	3.78%
Expected Dividend Yield	Nil	Nil
Expected Volatility	113.64%	115.74%
Expected Term in Years	0.69 years	1.69 years